Income taxes - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Current tax charge	€ 323	€ 230	€ 330
Adjustment in respect of current tax from prior periods	(53)	3	(20)
Total current tax	270	233	310
Deferred tax:
Relating to the origination and reversal of temporary differences	6	(73)	45
Adjustment in respect of deferred income tax from prior periods	(9)	(6)	6
Relating to changes in tax rates or the imposition of new taxes	127	43	3
Total deferred tax	124	(36)	54
Income tax charge per the consolidated income statement	€ 394	€ 197	€ 364